Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Amounts Ceded to Allstate Life Insurance Company

The following table summarizes amounts that were ceded to ALIC under the reinsurance agreements and reported net in the Statements of Operations and Comprehensive Income:

($ in thousands)	2012	2011	2010
Premiums and contract charges	$908,459	$833,149	$782,113
Interest credited to contractholder funds, contract benefits and expenses	1,369,305	1,408,953	1,683,487